Marketable Securities (Details 2) $ in Thousands	Dec. 31, 2019 USD ($)
Amortized cost	$ 5,487
Unrealized, Gains	1
Unrealized, Losses
Market value	5,488
Marketable Securities Due Within One Year [Member]
Amortized cost	5,487
Unrealized, Gains	1
Unrealized, Losses
Market value	$ 5,488